Variable Interest Entities (Consolidated Financial Information of VIEs) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jun. 30, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Total assets		$ 362,588		¥ 1,779,650		¥ 2,248,045
Total liabilities		196,332		1,161,847		1,217,261
Net revenue		205,044	¥ 1,271,275	1,057,733	¥ 866,860
Net income		40,745	252,622	186,653	155,801
Net increase/(decrease) in cash and cash equivalents		$ 53,793	333,518	624,881	(207,296)
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets				51,734		59,255
Total liabilities				85,346		60,413
Payable to third parties				42,651		34,997
Payable to inter-company entities	[1]			42,695		¥ 25,416
Net revenue			63,367	96,275	119,322
Net income			41,421	37,909	15,365
Inter-company payable/(receivable) forgiveness	[1]		44,727	7,680	0
Inter-company dividends received	[2]		0	24,900	0
Net income/(loss) from third parties			(3,306)	5,329	15,365
Net increase/(decrease) in cash and cash equivalents			¥ 1,680	¥ (14,358)	¥ 33,324

[1]	* All inter-company transactions and balances have been eliminated upon consolidation.
[2]	** On July 15, 2013, Beijing Wangpin declared a one-time cash dividend of RMB24,900 to Zhilian Sanke which holds 10% equity interest of Beijing Wangpin. On September 22, 2013, Beijing Wangpin paid out the cash dividend of RMB24,900 to Zhilian Sanke.